Accounting Rules and Methods (Policies)	6 Months Ended
Jun. 30, 2021
Disclosure Of Accounting Rules And Methods [Abstract]
Basis of preparation	Basis of preparation
The Interim Condensed Consolidated Financial Statements have been prepared in accordance with the underlying assumptions of going concern as the Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase. The Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible bonds.
At the approval date of the Unaudited Interim Condensed Consolidated Financial Statements, the Board of Directors believes that the Company will be able to fund its operations into the third quarter 2022, considering:
•Cash and cash equivalents held by the Company amounted to €46.3 million as of June 30, 2021. They are composed of cash and term deposits readily available without penalty;
•The issuance of two tranches of convertibles notes of €3.0 million each in July 2021 and August 2021, as part of the financing agreement signed with Luxembourg-based European High Growth Opportunities Securitization Fund;
•The possibility to use the OCABSA agreement allowing a potential fundraising up to a maximum of €33.0 million until June 2022, subject to the regulatory limit of 20% dilution and to authorizations of the general meeting, representing approximately €15.0 million based on the closing market price the day before the approval date of the Unaudited Interim Condensed Consolidated Financial Statements (€5.04).
Considering the above factors and assumptions, the Company believes that it is able to fund its operations during the 12 months after the closing date.
From this date, the Company will have to find additional funding. Various financing sources are considered among the issuance of new debt or equity instruments and partnership agreements.

Statement of compliance	Statement of compliance
The Condensed Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company on September 16, 2021.
Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Unaudited Interim Condensed Consolidated Financial Statements of the Company are also prepared in accordance with IAS 34, Interim financial reporting, as adopted by the European Union (EU).
As of June 30, 2021, all IFRS that the IASB had published and that are mandatory are the same as those adopted by the EU and mandatory in the EU. As a result, the Unaudited Interim Condensed Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.
As condensed financial statements, they do not include all information that would be required by the full IFRS standards. They must be read in conjunction with the consolidated financial statements for the year ended December 31, 2020.
Except for the standards applicable as of January 1, 2021 described below, the standards applied in the preparation of the Condensed Consolidated Financial Statements are the same as those applied to prepare the financial statements as of December 31, 2020.
The Company adopted the following standards, amendments and interpretations that are mandatory as of January 1, 2021:
•Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Interest Rate Benchmark Reform – Phase 2 ; and
•Amendment to IFRS 16 - Leases Covid 19-Related Rent Concessions
These new texts did not have any significant impact on the Company’s results or financial position. The standards and interpretations that are optionally applicable to the Company as of June 30, 2021 were not applied in advance.
Recently issued accounting pronouncements that may be relevant to the Company’s operations are as follows:
•Amendments to IAS 1 - Classification of liabilities as current or non-current;
•Amendments to IAS 16 - Property, Plant and Equipment - Proceeds before intended use ;
•Amendments to IAS 37 - Onerous contracts - cost of fulfilling a contract ;
•Amendments to IAS 1 - Disclosure of Accounting policies ;
•Amendments to IAS 8 - Definition of Accounting Estimates ;
•Amendments to IFRS 16 - Leases Covid-19-Related Rent Concessions beyond 30 June 2021 ;
•Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction ;
•Annual Improvements 2018-2020.

Scope of consolidation	Scope of consolidation
Details of the Company’s subsidiary as of June 30, 2021 are as follows:

	Date of incorporation	Percent of ownership interest	Accounting method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated
There was no change in the scope of consolidation during the period.

Foreign currencies	Foreign currencies
Functional Currency and Translation of Financial Statements into Presentation Currency
The Unaudited Interim Condensed Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A.
The exchange rates used for the translation of the financial statements of ERYTECH Pharma, Inc. are as follows:

Exchange rate (USD per EUR)	06/30/2020	12/31/2020	06/30/2021
Weighted average rate	1.1015	1.1413	1.2057
Closing rate	1.1198	1.2271	1.1884

Use of estimates and judgements	Use of estimates and judgments The preparation of the Unaudited Interim Condensed Consolidated Financial Statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The main areas of estimates are described in the annual consolidated financial statements.
Presentation of the statement of income (loss)	Presentation of the statement of income (loss) The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is research and development. Consequently, only research and development expenses and general administrative expenses functions are considered to be representative of the Company's activity. This distinction reflects the analytical assignment of the personnel, external expenses and depreciation and amortization. The detail of the expenses by nature is disclosed in note 3.2.
Segment reporting	Segment reporting
In accordance with IFRS 8 “Operating Segments”, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.
Information per operating segment
The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.
Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	06/30/2020	06/30/2021
	(6 months)	(6 months)
France	61	—
United States	99	97
Total	160	97

Events after the close of the reporting period	Events after the close of the reporting period
July 2021:
•The Company announced its intention to move forward towards the submission of a BLA to the US Food and Drug Administration (FDA) for eryaspase in hypersensitive acute lymphoblastic leukemia (ALL) patients following feedback from the agency in a pre-BLA meeting.
•The U.S. Food and Drug Administration (FDA) granted eryaspase Fast Track designation for the treatment of acute lymphocytic leukemia (ALL) patients who have developed hypersensitivity reactions to E. coli-derived pegylated asparaginase (PEG-ASNase).
July / August 2021:
•As part of the convertible notes’ agreement signed in June 2020, the Company issued two tranches of €3.0 million (60 OCABSA) each on July 22, 2021 and August 24, 2021, respectively.